Credit Suisse Asset Management Income Fund, Inc.
466 Lexington Avenue
New York, NY 10017

---------------------------------------------

OFFICERS AND DIRECTORS

James P. McCaughan              Leland Crabbe
CHAIRMAN OF THE BOARD           INVESTMENT OFFICER
William W. Priest, Jr.          Hal Liebes
DIRECTOR                        SENIOR VICE PRESIDENT
Prof. Enrique R. Arzac          Michael A. Pignataro
DIRECTOR                        CHIEF FINANCIAL OFFICER,
Lawrence J. Fox                 VICE PRESIDENT AND SECRETARY
DIRECTOR                        Maxine C. Evertz
James S. Pasman, Jr.            ASSISTANT SECRETARY
DIRECTOR                        Robert M. Rizza
Richard J. Lindquist            VICE PRESIDENT AND TREASURER
PRESIDENT AND CHIEF INVESTMENT
OFFICER

--------------------------------------------------------
INVESTMENT ADVISER
Credit Suisse Asset Management, LLC
466 Lexington Avenue
New York, New York 10017
Phone 1-800-293-1232

--------------------------------------------------------
ADMINISTRATOR AND CUSTODIAN
Brown Brothers Harriman & Co.
40 Water Street
Boston, Massachusetts 02109

--------------------------------------------------------
SHAREHOLDER SERVICING AGENT
Fleet National Bank
(c/o EquiServe)
P.O. Box 43010
Providence, Rhode Island 02940-3010
Phone 1-800-730-6001

--------------------------------------------------------
LEGAL COUNSEL
Willkie Farr & Gallagher
787 7th Avenue
New York, New York 10019

--------------------------------------------------------
INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
Two Commerce Square
Philadelphia, Pennsylvania 19103

--------------------------------------------------------

---------------------------------------------------------------------------

                Credit Suisse Asset Management Income Fund, Inc.

---------------------------------------------------------------------------

                              FIRST QUARTER REPORT
                                 March 31, 2001

CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC.
FIRST QUARTER REPORT - 3/31/01

----------
Dear Shareholders:                                                  May 14, 2001

We are writing to report on the Credit Suisse Asset Management Income Fund, Inc. ("the Fund") for the quarter ended March 31, 2001 and to discuss our investment strategy.

    On March 31, 2001, the Fund's net asset value ("NAV") was $5.67, compared to an NAV of $5.70 at December 31, 2000. The Fund's total return (based on NAV and assuming reinvestment of dividends of $0.18 per share) for the period was 2.2%.

    As previously announced, in February 2001 the Board adopted a non-fundamental investment policy that the Fund, under normal market conditions, may invest up to 35% of its net assets in emerging market debt securities. In connection with the proposed reorganization of Credit Suisse Asset Management Strategic Global Income Fund, Inc. ("CGF") into the Fund, the Board also accepted a proposal by the Fund's investment adviser to re-deploy the Fund's investment-grade debt securities portfolio (up to 15% of the Fund's net assets) into emerging market debt securities.

    Following these decisions, we sold most of the Fund's holdings of investment-grade securities ($19 million) and purchased an equivalent amount of emerging market debt securities. As a result, at March 31, 2001, $143.3 million was invested in high yield debt securities; $28.5 million in emerging-market debt securities; $8.7 million in investment-grade debt securities; $8.1 million in equity securities; and the balance of $2.7 million in cash equivalents. Of the debt securities, the largest concentration (74.8%) was invested in issues rated B through BB.

THE MARKET: A REVIVAL DISSIPATES

    Returns during the first quarter were positive both for domestic high yield and emerging market debt ("EMD"). Each sector performed best in January, only to see results slip thereafter.

    As measured by the Salomon Smith Barney High-Yield Market Index (SSBHYMI), the broad high yield market rose 6.1%. Aggregate emerging debt markets (I.E., in the form of J.P. Morgan's Emerging Markets Bond Index Plus) gained 2.0%.

    The spark for January's surge occurred on the 3rd, when the Federal Reserve cut short-term U.S. interest rates by a half-point. Although it was widely anticipated that the Fed would cut rates fairly early in 2001, few observers thought it would act so swiftly and decisively. Financial assets of all kinds rallied for most of the month, with categories like high yield, stocks (whose own directional movement frequently affects that of high yield) and EMD faring particularly well. The Fed cut another half-point at its regularly scheduled meeting on the month's last day.

    Enthusiasm for high yield in this period took several forms. Broker-dealers who provide much of the market's trading liquidity bought actively in order to cover their short positions, for example. New issuance, which had practically ground to a complete halt in the preceding quarter, exploded to meet booming demand. Prices of battered bonds in the telecommunications and media industries sharply rebounded. Individual investors responded to all of these developments by pouring new cash into high yield mutual funds.

    Sentiment--and pricing--worsened in February and March, though. With macroeconomic data becoming increasingly unfavorable and the Fed's next monetary-policy meeting not scheduled until March 20th, anxiety rose about whether the Fed would continue to ease as proactively as it had in January. By mid-March, a growing number of observers were predicting that the Fed would cut rates by three-quarters of a percentage point or even an entire point, up from a previous consensus estimate of a half-point. When the Fed eased by a half-point on the 20th, therefore, investors were disappointed and expressed themselves by selling heavily. Appetite for risky assets shrank.

    Within the EMD universe, the biggest news in the quarter came from Turkey and Argentina. In Turkey, friction between the prime minister and president caused prices of stocks and bonds to plummet, overnight interest rates to soar and the government to abandon its official currency linkage to the U.S. dollar and the euro.

    Argentina suffered from a combustible mix of macroeconomic, financial and political deterioration that appeared to subside following the naming of Domingo Cavallo as the nation's new economy minister in March. Cavallo, who had served in the same post for several years in the 1990s and was highly regarded among investors and global economists, moved quickly to devise a rescue plan and build political consensus for its passage by Argentina's Congress.

PERFORMANCE: HURT BY HIGH YIELD AND EMERGING MARKETS

    The Fund underperformed broad indices both for high yield and emerging market debt in the quarter:

    - We attribute some of the relative underperformance in high yield to an extraordinary decline in the price of one company's securities. The company, DIVA Systems, develops and markets "video on demand" applications for cable television networks. The collective price of the DIVA securities held by the Fund plunged in January, when a major broker/dealer reduced its valuation of the company's total worth.

     Sector allocations compared to the broad high yield market both helped and hurt performance. We overweighted cable/media and energy, for instance, both of which outperformed. On the other hand, we also overweighted gaming, which underperformed, and underweighted financial companies, which outperformed. And the sum of the various returns of the subcategories within our single biggest sector exposure, telecommunications, was market-neutral.

    - As for EMD, performance was modestly hurt by our allocations to countries in Latin America. Specifically: we overweighted Argentina, which was one of the few emerging debt markets to lose ground in the quarter; and underweighted smaller markets that fared much better than broad EMD indices.

     Results were most favorable from our overweight position in Russia, whose bonds rose on the back of high oil prices; clearer and stronger political leadership; and slightly improved relations with international official lenders.

OUTLOOK: CAUTIOUS NOW, MORE OPTIMISTIC LATER

    HIGH YIELD. Our near-term outlook for high yield is one of caution. We expect both that volatility will stay high and activity in high yield will continue to be closely linked to the stock market.

    The view becomes more optimistic as we look further ahead in the year, though. In particular, we anticipate that the aggressive stance taken by the Fed with regard to cutting interest rates should start to bear fruit toward year-end. We would not be surprised, furthermore, to see the Fed make additional cuts as macroeconomic conditions dictate. Given the historical tendency of financial markets to trade in anticipation of the future, high yield could benefit accordingly.

    In line with our near-term caution, we currently intend to leave the Fund's high yield allocation unchanged until there is greater visibility about the prospects for the economy. That said, we are keeping average credit quality a bit higher than before; our main industry overweights (I.E., relative to broad market indices) are in cable/media, gaming and energy; and our exposure to the volatile telecommunications industry is at a market-neutral level.

    INTERNATIONAL. We are equally cautious about emerging debt in the near term. Overall directional movement, in our view, should be most dependent upon country-specific risks in Argentina (where we are constructive on the government's ability to negotiate its way out of a severe liquidity squeeze), Brazil (which is experiencing its own political difficulties) and Mexico (which has not yet approved needed fiscal reforms). Prospects look brighter in the medium term.

    In terms of EMD strategy, our largest country positions are in Brazil, Argentina, Russia and Bulgaria. On a regional level, we continue to overweight Eastern and Central Europe compared to market indices, we have raised Asia to a market-neutral weighting and we are maintaining a below-market stance in Latin America.

A MESSAGE TO SHAREHOLDERS

    Following shareholder approval at the Fund's annual meeting held on May 1, 2001, CGF's assets and liabilities were transferred to the Fund effective May 14, 2001. Assets in the resulting combined fund totaled approximately $274 million. Based on the relative net asset values of the two funds, the Fund will issue in exchange a maximum of 15,188,239.67 shares, and each shareholder of CGF became entitled to receive 1.2681 Fund share for every CGF share, with cash paid in lieu of fractional shares. CSAM's proposal to base the calculation of the investment advisory fees payable by the Fund on the lower of its average weekly stock market price and its net asset value was also approved by the shareholders at the annual meeting, and this new fee structure is now effective. In addition, management's five nominees for election as directors, Messrs. James P. McCaughan, Enrique Arzac, Lawrence J. Fox, James W. Pasman, Jr. and William W. Priest, Jr. were re-elected by the shareholders for an additional one-year term.

    As developments occur that we believe would be of interest to you, we will keep you informed. Meanwhile, if you have any questions about your portfolio or the capital markets generally, please feel free to call upon us at any time.

    We appreciate your interest in the Fund and would be pleased to respond to your questions or comments. Any questions regarding net asset value, performance, dividends, portfolio management or allocations should be directed to Credit Suisse Asset Management at (800) 293-1232. All other inquiries regarding account information, requests for the latest financial information or other reports should be directed to the Fund's Shareholder Servicing Agent at
(800) 730-6001.

    Sincerely yours,

/s/ Richard J. Lindquist
Richard J. Lindquist
PRESIDENT AND CHIEF INVESTMENT OFFICER*

/s/ James P. McCaughan
James P. McCaughan
CHAIRMAN OF THE BOARD**

    *Richard J. Lindquist, who is a Managing Director of Credit Suisse Asset Management, LLC ("CSAM"), is primarily responsible for management of the Fund's assets. He has served in such capacity since November 21, 1996. Prior to that date, he served as Vice President to the Fund, a position he assumed on August 15, 1989. Mr. Lindquist joined CSAM on May 1, 1995 as a result of CSAM's acquisition of CS First Boston Investment Management Corporation ("CSFBIM"). Prior to joining CSAM and beginning in July, 1989, he held various offices at CSFBIM. Mr. Lindquist also is President and Chief Investment Officer of Credit Suisse Asset Management Strategic Global Income Fund, Inc.

    **James P. McCaughan is a Managing Director and Chief Executive Officer of CSAM. He joined CSAM in 2000 from Oppenheimer Capital, where he was President and Chief Operating Officer. Previously, he was President and Chief Executive Officer of UBS Asset Management (New York); had global responsibility for institutional asset management for Union Bank of Switzerland; was President of UBS International Investment in London; was an equity portfolio manager at Phillips & Drew Fund Management in London; and was an actuary at Lane Clark & Peacock in London. Mr. McCaughan is Director and Chairman of other investment companies advised by CSAM.

TOP TEN HOLDINGS (UNAUDITED)

(as a % of net assets as of 3/31/01)
--------------------------------------------------------

1.  Federal Republic of Brazil Bonds 8.00%,
      4/15/14....................................   2.8%
2.  Federal Republic of Brazil Unsubordinated
      11.00%, 8/17/40............................   2.2%
3.  Republic of Argentina Global Bonds 12.375%,
      2/21/12....................................   1.9%
4.  Russian Federation Unsubordinated 2.50%,
      3/31/30....................................   1.6%
5.  Univision Network Holding L.P. Sub.
      Notes 7.00%, 12/17/02......................   1.1%
6.  Republic of Argentina Foreign Government Gtd.
      6.00%, 3/31/23.............................   1.0%
7.  Ainsworth Lumber Co., Ltd. Yankee Sr. Secured
      Notes 12.50%, 7/15/07......................   0.8%
8.  Key Energy Services, Inc. Sr. Sub.
      Notes 14.00%, 1/15/09......................   0.7%
9.  Diamond Cable Communications plc Yankee
      Discount Notes 0.00%, 12/15/05.............   0.7%
10. Applied Extrusion Technologies, Inc.
      Series B, Sr. Notes 11.50%, 4/1/02.........   0.6%

CREDIT QUALITY BREAKDOWN (UNAUDITED)

(as a % of total investments as of 3/31/01)
-------------------------------------------------------

AAA/Aaa........................................    0.1%
BBB/Baa........................................    4.5
BB/Ba..........................................    8.3
B/B............................................   62.3
CCC/Caa........................................   11.5
CC/Ca..........................................    0.7
C/C............................................    0.1
NR.............................................    6.9
                                                 ------
  Subtotal.....................................   94.4
Equities & Other...............................    5.6
                                                 ------
  Total........................................  100.0%
                                                 ======

PORTFOLIO OF INVESTMENTS (UNAUDITED)

---------

MARCH 31, 2001

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
DOMESTIC SECURITIES (80.7%)
----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (76.5%)
----------------------------------------------------------------------------
-----------------
AEROSPACE/DEFENSE (0.4%)
        (1)  Decrane Aircraft
              Holdings
              Series B, Gtd.
              12.00%, 9/30/08              Caa1      $    800   $    772,000
                                                                ------------
----------------------------------------------------------------------------
-----------------
AUTOMOTIVE (2.0%)
             Aetna Industries, Inc.
              Sr. Notes
              11.875%, 10/1/06               B3           600        213,000
        (2)  Cambridge
              Industries, Inc.
              Series B,
              Gtd. Sr. Sub. Notes
              10.25%, 7/15/07               N/R           500        126,250
             Delco Remy
              International, Inc.
              Gtd. Sr. Sub. Notes
              10.625%, 8/1/06                B2           500        492,500
             Diamond Triumph Auto
              Gtd.
              9.25%, 4/1/08                  B3           500        442,500
             Hayes Lemmerz
              International, Inc.:
              Series B,
              Gtd. Sr. Sub. Notes
              9.125%, 7/15/07                B2           500        367,500
              8.25%, 12/15/08                B2           750        517,500
             Motor Coach Industries
              International, Inc.
              Gtd.
              11.25%, 5/1/09                 B2         1,000        135,000
             Oxford Automotive, Inc.
              Gtd. Sr. Sub. Notes
              10.125%, 6/15/07             Caa1         1,375        831,875
             PEP Boys-Manny
              Moe & Jack
              Notes
              7.00%, 6/1/05                 Ba3           500        369,711
        (2)  Safety Components
              International, Inc.
              Series B,
              Gtd. Sr. Sub. Notes
              10.125%, 7/15/07               B3           500        103,750
             Stanadyne Automotive
              Series B,
              Gtd. Sr. Sub. Notes
              10.25%, 12/15/07             Caa1           400        350,000
                                                                ------------
             GROUP TOTAL                                           3,949,586
                                                                ------------
----------------------------------------------------------------------------
-----------------
BROADCASTING (4.2%)
(2) (3) (6)  Australis Holdings Pty.
              Ltd.
              Yankee Sr. Secured
              Discount Notes
              0.00%, 11/1/02                N/R         3,950            395
   (2) (6)   Australis Media Ltd.
              Yankee Units
              15.75%, 5/15/03               N/R         2,412         12,060

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
             Cumulus Media, Inc.
              Sr. Sub. Notes
              10.375%, 7/1/08                B3      $    800   $    752,000
             EchoStar DBS Corp.
              Sr. Notes
              9.375%, 2/1/09                 B1           750        755,625
             Granite Broadcasting
              Corp.:
              Series A,
              Sr. Sub. Notes
              9.375%, 12/1/05              Caa1           300        199,500
              8.875%, 5/15/08              Caa1           500        337,500
             Pegasus Media &
              Communications, Inc.
              Series B, Notes
              12.50%, 7/1/05                 B3           250        255,000
             Salem Communications
              Corp.
              Series B, Gtd.
              9.50%, 10/1/07                 B3           600        603,000
             Sinclair Broadcast
              Group, Inc.:
              Sr. Sub. Notes
              10.00%, 9/30/05                B2           900        866,250
              8.75%, 12/15/07                B2           350        316,750
             Time Warner Telecom,
              LLC
              Sr. Notes
              9.75%, 7/15/08                 B2           500        497,500
        (3)  United International
              Holdings, Inc.
              Series B,
              Sr. Discount Notes
              0.00%, 2/15/08                 B3         1,450        703,250
             Univision Network
              Holding L.P.
              Sub. Notes
              7.00%, 12/17/02               N/R         1,500      2,130,000
             Young
              Broadcasting, Inc.
              Series B, Gtd.
              Sr. Sub. Notes
              8.75%, 6/15/07                 B2           865        800,125
                                                                ------------
             GROUP TOTAL                                           8,228,955
                                                                ------------
----------------------------------------------------------------------------
-----------------
BUSINESS SERVICES (1.3%)
             General Binding Corp.
              Gtd. Sr. Sub. Notes
              9.375%, 6/1/08               Caa1           250        206,250
             Iron Mountain, Inc.
              Gtd.
              8.75%, 9/30/09                 B2           350        356,125
             La Petite Academy, Inc.
              Gtd.
              10.00%, 5/15/08                B3         1,000        685,000
             Maxxam Group
              Holdings, Inc.
              Series B, Sr. Notes
              12.00%, 8/1/03               Caa1           500        420,000
             Pentacon, Inc.
              Series B, Gtd.
              12.25%, 4/1/09                 B3           700        283,500

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
             Werner Holdings Co.,
              Inc.
              Series A, Gtd.
              10.00%, 11/15/07               B2      $    550   $    533,500
                                                                ------------
             GROUP TOTAL                                           2,484,375
                                                                ------------
----------------------------------------------------------------------------
-----------------
CABLE (10.1%)
             Adelphia
              Communications Corp.
              Series B, Sr. Notes
              8.375%, 2/1/08                 B2           800        762,000
             CSC Holdings, Inc.:
              Sr. Sub. Notes
              9.875%, 5/15/06               Ba3           400        419,500
              Series B,
              Sr. Sub. Debentures
              8.125%, 8/15/09               Ba1           350        356,579
              9.875%, 2/15/13               Ba3           850        911,625
             Cablevision S.A.
              Yankee Notes
              13.75%, 4/30/07                B2           420        299,250
             Century
              Communications Corp.:
              Sr. Notes
              9.75%, 2/15/02                 B2           500        507,500
              8.75%, 10/1/07                 B2           400        386,000
        (3)   Series B,
              0.00%, 1/15/08                 B2           650        312,000
             Charter
              Communications
              Holdings:
              Sr. Notes
              8.625%, 4/1/09                 B2           500        483,750
        (1)   10.25%, 1/15/10                B2           750        783,750
        (3)   Sr. Discount Notes
              0.00%, 4/1/11                  B2         1,000        702,500
             Classic Cable, Inc.
              Series B, Gtd.
              9.375%, 8/1/09               Caa1           400        240,000
             Coaxial
              Communications, Inc.
              Gtd. Sr. Notes
              10.00%, 8/15/06                B3           500        498,750
        (3)  DIVA Systems Corp.
              Series B,
              Sr. Discount Notes
              0.00%, 3/1/08                 N/R         3,075        784,125
        (3)  Diamond Cable
              Communications plc
              Yankee Discount Notes
              0.00%, 12/15/05              Caa1         1,500      1,395,000
             James Cable Partners
              L.P.
              Series B, Sr. Notes
              10.75%, 8/15/04               Caa         1,050        850,500
             Jones Intercable, Inc.
              Sr. Notes
              7.625%, 4/15/08              Baa2         1,150      1,216,526
             Lenfest
              Communications, Inc.:
              Sr. Sub. Notes
              8.375%, 11/1/05              Baa2           500        545,954
              10.50%, 6/15/06              Baa3           900      1,060,915

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
             Mediacom LLC/Capital
              Corp.
              Sr. Notes
              7.875%, 2/15/11                B2      $    600   $    538,500
             NTL Communications
              Corp.:
              Series B, Sr. Notes
        (3)   0.00%, 10/1/08                 B2         1,000        585,000
              11.50%, 10/1/08                B2           600        531,000
             NTL, Inc.:
              Sr. Notes
        (3)   Series A,
              0.00%, 4/15/05                 B2         1,000        955,000
              Series B,
              11.50%, 2/1/06                 B2         1,050        939,750
              10.00%, 2/15/07                B2           500        442,500
             Northland Cable
              Television
              Gtd.
              10.25%, 11/15/07               B3           550        387,750
             Olympus Communications,
              L.P./ Olympus Capital
              Corp.
              Series B, Sr. Notes
              10.625%, 11/15/06              B2           500        512,500
        (3)  Renaissance Media
              Group
              Sr. Discount Notes
              0.00%, 4/15/08                 B3         1,000        765,000
             Rogers Cablesystems,
              Ltd.
              Yankee Gtd.
              10.00%, 12/1/07              Baa3           450        484,875
             Rogers
              Communications, Inc.
              Sr. Notes
              8.875%, 7/15/07               Ba2           200        204,000
        (3)  Telewest
              Communications plc
              Yankee Sr. Sub.
              Discount Debentures
              0.00%, 10/1/07                 B1         1,000        985,000
                                                                ------------
             GROUP TOTAL                                          19,847,099
                                                                ------------
----------------------------------------------------------------------------
-----------------
CHEMICALS (1.8%)
             Applied Extrusion
              Technologies, Inc.
              Series B, Sr. Notes
              11.50%, 4/1/02                 B2         1,500      1,252,500
        (1)  Huntsman Corp.
              Sr. Sub. Notes
              9.50%, 7/1/07                  B2           800        620,000
             Huntsman Polymers
              Corp.
              Sr. Notes
              11.75%, 12/1/04                B1           900        751,500
        (2)  Laroche
              Industries, Inc.
              Series B,
              Sr. Sub. Notes
              9.50%, 9/15/07                 Ca           400         10,000
             Lyondell Chemical Co.
              Series B,
              Secured Notes
              9.875%, 5/1/07                Ba3           500        515,000

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
             NL Industries, Inc.
              Sr. Secured Notes
              11.75%, 10/15/03               B1      $    198   $    201,960
        (3)  Sterling Chemical
              Holdings, Inc.
              Sr. Secured
              Discount Notes
              0.00%, 8/15/08               Caa1         1,000         47,500
             Sterling
              Chemicals, Inc.
              Sr. Sub. Notes
              11.75%, 8/15/06                B3           381        178,116
                                                                ------------
             GROUP TOTAL                                           3,576,576
                                                                ------------
----------------------------------------------------------------------------
-----------------
CONSTRUCTION & BUILDING MATERIALS (1.5%)
        (2)  American Architectural
              Products Corp.
              Gtd. Sr. Notes
              11.75%, 12/1/07                Ca         1,150        304,750
             Brand Scaffold
              Services, Inc.
              Sr. Notes
              10.25%, 2/15/08                B3           250        226,250
             Collins & Aikman Floor
              Coverings, Inc.
              Series B, Sr. Sub.
              Notes
              10.00%, 1/15/07                B2         1,000        825,000
             D.R. Horton, Inc.
              Sr. Sub. Notes
              9.75%, 9/15/10                Ba3           150        152,250
             Dayton Superior Corp.
              Gtd.
              13.00%, 6/15/09                B3           890        921,150
             International Utility
              Structures, Inc.
              Yankee Sr. Sub. Notes
              10.75%, 2/1/08               Caa1           500        327,500
             MMI Products, Inc.
              Series B,
              Sr. Sub. Notes
              11.25%, 4/15/07                B2           250        249,375
                                                                ------------
             GROUP TOTAL                                           3,006,275
                                                                ------------
----------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (2.7%)
             Coinstar, Inc.
              Sr. Discount Notes
              13.00%, 10/1/06               N/R         1,200      1,224,000
             Doskocil Manufacturing
              Co., Inc.
              Gtd. Sr. Sub. Notes
              10.125%, 9/15/07               B3           500        128,750
        (2)  Drypers Corp.
              Series B, Sr. Notes
              10.25%, 6/15/07                Ca           250         15,000
             Holmes Products Corp.
              Gtd. Sr. Sub. Notes
              9.875%, 11/15/07               B3           800        324,000
        (2)  Indesco
              International, Inc.
              Gtd. Sr. Sub. Notes
              9.75%, 4/15/08                 B3           600         99,000
             Jordan Industries, Inc.
              Series B, Sr. Notes
              10.375%, 8/1/07                B3         1,150        983,250

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
        (1)  Jostens, Inc.
              Sr. Sub. Notes
              12.75%, 5/1/10                 B3      $    650   $    680,875
        (3)  Knology Holdings, Inc.
              Sr. Discount Notes
              0.00%, 10/15/07               N/R         1,000        240,000
             Packaged Ice, Inc.
              Gtd. Sr. Notes
              9.75%, 2/1/05                  B3           200        174,000
             Playtex Products, Inc.
              Series B, Gtd. Sr.
              Notes
              8.875%, 7/15/04                B1           225        223,875
             Scotts Co.
              Gtd.
              8.625%, 1/15/09                B2           500        510,000
             Sealy Mattress Co.
              Gtd. Sr. Sub. Notes
              9.875%, 12/15/07               B3           200        206,500
             United Rentals, Inc.
              Sr. Sub. Notes
              9.25%, 1/15/09                 B1           500        452,500
                                                                ------------
             GROUP TOTAL                                           5,261,750
                                                                ------------
----------------------------------------------------------------------------
-----------------
ELECTRONICS (0.6%)
             Condor Systems, Inc.
              Series B, Gtd.
              11.875%, 5/1/09                B3           500        372,500
             Unisys Corp.:
              Sr. Notes
              11.75%, 10/15/04              Ba1           225        237,938
              7.875%, 4/1/08                Ba1           250        245,625
             Viasystems, Inc.:
              Sr. Sub. Notes
              9.75%, 6/1/07                  B3           400        230,000
              Series B,
              9.75%, 6/1/07                  B3           150         86,250
                                                                ------------
             GROUP TOTAL                                           1,172,313
                                                                ------------
----------------------------------------------------------------------------
-----------------
ENERGY (6.7%)
             Abraxas Petroleum
              Corp.
              Series A, Gtd.
              11.50%, 11/1/04              Caa3           754        708,760
             Bellwether Exploration
              Co.
              Gtd. Sr. Sub. Notes
              10.875%, 4/1/07                B3           750        738,750
             CMS Energy Corp.
              Sr. Notes
              7.50%, 1/15/09                Ba3           250        236,340
             Calpine Corp.
              Sr. Notes
              7.75%, 4/15/09                Ba1           550        543,656
             Canadian Forest Oil,
              Ltd.
              Gtd. Sr. Sub. Notes
              8.75%, 9/15/07                 B2           500        512,500
             Clark R & M, Inc.
              Sr. Notes
              8.625%, 8/15/08               Ba3           350        271,250

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
             Cliffs Drilling Co.
              Series D,
              Gtd. Sr. Notes
              10.25%, 5/15/03               Ba3      $  1,100   $  1,137,125
             Cogentrix Energy, Inc.
              Gtd. Unsecured Notes
              8.75%, 10/15/08              Baa3         1,000      1,054,505
             Continental
              Resources, Inc.
              Gtd. Sr. Notes
              10.25%, 8/1/08               Caa1           250        219,062
             Contour Energy Co.
              Gtd.
              14.00%, 4/15/03                B3           901        950,555
             Frontier Oil Corp.
              Sr. Notes
              11.75%, 11/15/09               B2           800        838,000
             Giant Industries, Inc.
              Gtd. Sr. Sub. Notes
              9.00%, 9/1/07                  B2           500        472,500
             Gothic Production Corp.
              Series B, Gtd.
              Sr. Secured Notes
              11.125%, 5/1/05                B3           800        872,000
             H.S. Resources, Inc.:
              Sr. Sub. Notes
              9.875%, 12/1/03                B2           500        510,000
              Gtd. Sr. Sub. Notes
              9.25%, 11/15/06                B2           600        624,000
             Key Energy
              Services, Inc.
              Sr. Sub. Notes
              14.00%, 1/15/09                B3         1,250      1,468,750
             Parker Drilling Co.
              Series D, Gtd.
              9.75%, 11/15/06                B1           500        517,500
             Plains Resources, Inc.
              Series B, Gtd.
              Sr. Sub. Notes
              10.25%, 3/15/06                B2           375        380,625
             Southwest
              Royalties, Inc.
              Series B,
              Gtd. Sr. Notes
              10.50%, 10/15/04              Caa           850        743,750
             Wiser Oil Co.
              Gtd. Sr. Sub. Notes
              9.50%, 5/15/07               Caa3           500        427,500
                                                                ------------
             GROUP TOTAL                                          13,227,128
                                                                ------------
----------------------------------------------------------------------------
-----------------
ENTERTAINMENT (1.7%)
             American Skiing Co.
              Series B, Sr. Sub.
              Notes
              12.00%, 7/15/06              Caa3           425        320,875
             Bally Total Fitness
              Holdings, Corp.
              Series D, Sr. Sub.
              Notes
              9.875%, 10/15/07               B3           250        246,875
             Booth Creek Ski
              Holdings, Inc.
              Series B, Gtd.
              12.50%, 3/15/07              Caa1         1,000        820,000

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
             Cinemark U.S.A., Inc.
              Series D, Sr. Sub.
              Notes
              9.625%, 8/1/08                Caa      $    250   $    188,750
             KSL Recreation
              Group, Inc.
              Series B, Sr. Sub.
              Notes
              10.25%, 5/1/07                 B2           430        436,450
        (2)  Loews Cineplex
              Sr. Sub. Notes
              8.875%, 8/1/08                 B3           900        139,500
             Outboard Marine Corp.
              Series B, Gtd. Sr.
              Notes
              10.75%, 6/1/08                 B3           500          7,500
        (2)  Regal Cinemas, Inc.
              Sr. Sub. Notes
              9.50%, 6/1/08                  Ca         1,400        161,000
        (2)  Silver Cinemas, Inc.
              Sr. Sub. Notes
              10.50%, 4/15/05              Caa1         1,900        152,000
        (1)  Yanknets LLC/Yanknets
              CP
              Sr. Notes
              12.75%, 3/1/07                 B1           800        820,000
                                                                ------------
             GROUP TOTAL                                           3,292,950
                                                                ------------
----------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.8%)
             Madison River Capital/
              Finance
              Sr. Notes
              13.25%, 3/1/10               Caa1         1,150        833,750
             Sovereign Bancorp, Inc.
              Sr. Notes
              10.50%, 11/15/06              Ba3           250        265,000
        (2)  Westfed Holdings
              Sr. Debentures
              15.50%, 9/15/99               N/R         1,750        507,500
                                                                ------------
             GROUP TOTAL                                           1,606,250
                                                                ------------
----------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (1.9%)
             Archibald Candy Corp.
              Gtd. Sr. Secured Notes
              10.25%, 7/1/04                 B3         1,000        530,000
             Aurora Foods, Inc.
              Series B, Sr. Sub.
              Notes
              9.875%, 2/15/07              Caa1           900        758,250
             B & G Foods, Inc.
              Gtd.
              9.625%, 8/1/07                 B3           500        358,750
             Eagle Family Foods
              Series B, Gtd. Sr.
              Notes
              8.75%, 1/15/08                 B3           450        270,000
             Fleming
              Companies, Inc.
              Sr. Sub. Notes
              10.50%, 12/1/04                B3           700        714,000
             Premier International
              Foods, plc
              Sr. Notes
              12.00%, 9/1/09                 B3           500        475,000
             Stater Brothers
              Holdings, Inc.
              Sr. Notes
              10.75%, 8/15/06                B2           500        467,500

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
        (2)  Vlasic Foods
              International, Inc.
              Series B, Sr. Sub.
              Notes
              10.25%, 7/1/09                  C      $    500   $     90,000
                                                                ------------
             GROUP TOTAL                                           3,663,500
                                                                ------------
----------------------------------------------------------------------------
-----------------
HEALTH CARE (0.8%)
             Extendicare Health
              Services
              Gtd.
              9.35%, 12/15/07                B3           500        420,000
             ICN Pharmaceutical
              Sr. Notes
              8.75%, 11/15/08               Ba3           500        496,250
             Icon Health &
              Fitness, Inc.
              Gtd.
              12.00%, 9/27/05               N/R           222        122,100
             Magellan Health
              Services, Inc.
              Sr. Sub. Notes
              9.00%, 2/15/08               Caa1           400        375,000
        (2)  Paracelsus Healthcare
              Corp.
              Sr. Sub. Notes
              10.00%, 8/15/06                B3           750        198,750
                                                                ------------
             GROUP TOTAL                                           1,612,100
                                                                ------------
----------------------------------------------------------------------------
-----------------
INDUSTRIAL GOODS & MATERIALS (1.6%)
             APCOA, Inc.
              Gtd. Sr. Notes
              9.25%, 3/15/08               Caa1           430        205,325
             Atlantis Plastics, Inc.
              Sr. Notes
              11.00%, 2/15/03               N/R           585        476,775
        (2)  CLARK Material
              Handling Co.
              Gtd. Sr. Notes
              10.75%, 11/15/06               B1           550         13,750
             Elgar Holdings Corp.
              Gtd.
              9.875%, 2/1/08                 B2           200        137,000
             Haynes
              International, Inc.
              Sr. Notes
              11.625%, 9/1/04              Caa1           500        305,000
             Holley Performance
              Products
              Series B, Gtd.
              12.25%, 9/15/07                B3           500        337,500
             Motors & Gears, Inc.
              Series D, Sr. Notes
              10.75%, 11/15/06               B3         1,100      1,072,500
             Neenah Corp.
              Series B, Sr. Sub.
              Notes
              11.125%, 5/1/07                B3           250        110,000
             Park-Ohio
              Industries, Inc.
              Sr. Sub. Notes
              9.25%, 12/1/07                 B2           400        304,000
        (3)  Thermadyne Holdings
              Corp.
              Sr. Discount Notes
              0.00%, 6/1/08                Caa1           300         21,936

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
             Thermadyne
              Manufacturing, LLC/
              Thermadyne Capital
              Corp.
              Gtd. Sr. Sub. Notes
              9.875%, 6/1/08                 B3      $    975   $    116,250
                                                                ------------
             GROUP TOTAL                                           3,100,036
                                                                ------------
----------------------------------------------------------------------------
-----------------
METALS & MINING (1.8%)
             Algoma Steel, Inc.
              Yankee First Mortgage
              Notes
              12.375%, 7/15/05               B2         1,000        340,000
             GS Technologies
              Operating Co.
              Sr. Notes
              12.00%, 9/1/04                 Ca           525          5,250
             Kaiser Aluminum &
              Chemical Corp.
              Series D, Sr. Notes
              10.875%, 10/15/06              B2           675        624,375
        (2)  Lodestar Holdings, Inc.
              Sr. Notes
              11.50%, 5/15/05              Caa2           800        124,000
             Metallurg, Inc.
              Series B,
              Gtd. Sr. Notes
              11.00%, 12/1/07                B3           950        843,125
             National Steel Corp.
              Series D,
              First Mortgage Bonds
              9.875%, 3/1/09                 B2           750        281,250
             Sheffield Steel Corp.
              Series B,
              First Mortgage Bonds
              11.50%, 12/1/05               Caa           750        277,500
             WCI Steel, Inc.
              Series B,
              Sr. Secured Notes
              10.00%, 12/1/04                B2           925        781,625
             Weirton Steel Corp.
              Sr. Notes
              11.375%, 7/1/04                B2           500        197,500
        (2)  Wheeling-Pittsburg Corp.
              Sr. Notes
              9.25%, 11/15/07              Caa3           750         41,250
                                                                ------------
             GROUP TOTAL                                           3,515,875
                                                                ------------
----------------------------------------------------------------------------
-----------------
PACKAGING/CONTAINERS (2.8%)
             AEP Industries, Inc.
              Sr. Sub. Notes
              9.875%, 11/15/07               B3           250        241,250
             Amtrol, Inc.
              Sr. Sub. Notes
              10.625%, 12/31/06              B3           400        313,000
             BPC Holding Corp.
              Series B,
              Sr. Secured Notes
              12.50%, 6/15/06              Caa3         1,090        551,952
             Container Corp. of
              America
              Gtd. Sr. Notes
              9.75%, 4/1/03                  B2           500        511,250

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
        (3)  Crown Packaging
              Enterprises, Ltd.
              Yankee Sr. Secured
              Discount Notes
              0.00%, 8/1/06                  Ca      $  2,450   $        245
             Fonda Group, Inc.
              Sr. Sub. Notes
              9.50%, 3/1/07                  B3           750        588,750
             Four M Corp.
              Series B, Sr. Notes
              12.00%, 6/1/06                 B3           750        742,500
             Gaylord Container Corp.
              Series B, Sr. Notes
              9.75%, 6/15/07               Caa1           700        476,000
             Huntsman Packaging Corp.
              Gtd.
              13.00%, 6/1/10                 B3           700        395,500
             Owens-Illinois, Inc.
              Sr. Notes
              8.10%, 5/15/07                 B1         1,000        785,000
             Radnor Holdings, Inc.
              Series B, Gtd. Sr.
              Notes
              10.00%, 12/1/03                B2           500        427,500
        (1)  Stone Container Finance
              Co.
              Yankee Gtd. Sr. Notes
              11.50%, 8/15/06                B2           530        553,850
                                                                ------------
             GROUP TOTAL                                           5,586,797
                                                                ------------
----------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (2.2%)
             Ainsworth Lumber Co.,
              Ltd.
              Yankee Sr. Secured
              Notes
              12.50%, 7/15/07                B2         1,900      1,624,500
             American Tissue, Inc.
              Series B, Gtd.
              12.50%, 7/15/06                B3           340        297,500
             Color Spot Nurseries
              Sr. Sub. Notes
              10.50%, 12/15/07              Caa         1,000        305,000
        (2)  Crown Paper Co.
              Sr. Sub. Notes
              11.00%, 9/1/05                 B3           800         20,000
             Doman Industries, Ltd.
              Yankee Sr. Notes
              8.75%, 3/15/04               Caa1           250        141,250
             Riverwood International
              Corp.
              Gtd. Sr. Notes
              10.875%, 4/1/08              Caa1           900        859,500
             SD Warren Co.
              Debentures
              14.00%, 12/15/06              Ba3           995      1,079,167
                                                                ------------
             GROUP TOTAL                                           4,326,917
                                                                ------------
----------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (2.6%)
             American Lawyer Media,
              Inc.
              Series B, Gtd.
              9.75%, 12/15/07                B2           450        412,875

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
             Ampex Corp.
              Series B, Sr. Notes
              12.00%, 3/15/03               N/R      $    850   $    510,000
             Earthwatch, Inc.
              Sr. Discount Notes
              13.00%, 7/15/07               N/R           900        777,240
             Hollinger International
              Publishing
              Gtd.
              9.25%, 3/15/07                Ba3         1,000      1,035,000
             Lamar Advertising Co.
              Gtd. Sr. Sub. Notes
              9.625%, 12/1/06                B1           250        261,875
        (3)  Liberty Group
              Publishing, Inc.
              Sr. Discount Debentures
              0.00%, 2/1/09                 Caa           600        291,000
        (8)  Mentus Media Corp.
              Units
              12.00%, 2/1/03                N/R         1,794        717,600
        (2)  Premier Graphics, Inc.
              Gtd.
              11.50%, 12/1/05              Caa3         1,500         52,500
             Printpack, Inc.
              Series B, Sr. Sub.
              Notes
              10.625%, 8/15/06             Caa1           300        301,500
             Tri-State Outdoor Media
              Group, Inc.
              Sr. Notes
              11.00%, 5/15/08               N/R         1,023        803,055
                                                                ------------
             GROUP TOTAL                                           5,162,645
                                                                ------------
----------------------------------------------------------------------------
-----------------
REAL ESTATE (0.3%)
             Bluegreen Corp.
              Series B, Gtd.
              Sr. Secured Notes
              10.50%, 4/1/08                 B3         1,000        495,000
                                                                ------------
----------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (7.8%)
             AFC Enterprises
              Sr. Sub. Notes
              10.25%, 5/15/07                B2           500        510,000
             American Restaurant
              Group, Inc.
              Series B, Gtd.
              Sr. Secured Notes
              11.50%, 2/15/03                B3           874        808,450
             AmeriKing, Inc.
              Sr. Notes
              10.75%, 12/1/06                B3           250        103,750
        (1)  Ameristar Casinos, Inc.
              Sr. Sub. Notes
              10.75%, 2/15/09                B3           800        822,000
             Autotote Corp.
              Series B, Gtd.
              12.50%, 8/15/10                B3           865        748,225
             Aztar Corp.
              Sr. Sub. Notes
              8.875%, 5/15/07                B2           500        502,500
             Boyd Gaming Corp.
              Sr. Sub. Notes
              9.50%, 7/15/07                 B1           150        141,750

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
             CKE Restaurants, Inc.
              Gtd.
              9.125%, 5/1/09               Caa1      $    250   $    163,750
             CapStar Hotel Co.
              Sr. Sub. Notes
              8.75%, 8/15/07                Ba3           375        363,750
             Coast Hotels &
              Casinos, Inc.
              Gtd.
              9.50%, 4/1/09                  B3           500        509,375
        (2)  Fitzgeralds Gaming Corp.
              Series B, Gtd. Sr.
              Notes
              12.25%, 12/15/04             Caa3           734        391,893
             Friendly Ice Cream Corp.
              Gtd. Sr. Notes
              10.50%, 12/1/07                B3           800        436,000
             HMH Properties
              Series B, Gtd.
              Sr. Secured Notes
              7.875%, 8/1/08                Ba2           500        477,500
             Hard Rock Hotel, Inc.
              Series B, Sr. Sub.
              Notes
              9.25%, 4/1/05                Caa2           900        828,000
             Hollywood Park, Inc.
              Series B,
              Sr. Sub. Notes
              9.50%, 8/1/07                  B2           675        669,938
             Horseshoe Gaming
              Holdings:
              Series B, Sr. Sub.
              Notes
              9.375%, 6/15/07                B2           750        776,250
              Gtd.
              8.625%, 5/15/09                B2           750        748,125
             Intrawest Corp.:
              Sr. Notes
              9.75%, 8/15/08                 B1           250        253,750
        (1)   10.50%, 2/1/10                 B1           250        261,875
             Isle of Capri
              Casinos, Inc.
              Gtd.
              8.75%, 4/15/09                 B2           450        409,500
             Lodgian Financing Corp.
              Sr. Sub. Notes
              12.25%, 7/15/09                B3           500        427,500
             Majestic Star Casino,
              LLC
              Series B, Gtd.
              10.875%, 7/1/06                B2           500        417,500
             Mandalay Resort Group
              Sr. Sub. Notes
              9.25%, 12/1/05                Ba3           150        151,313
             Mohegan Tribal Gaming
              Authority
              Sr. Notes
              8.125%, 1/1/06                Ba2           900        915,750
        (1)  Park Place Entertainment
              Corp.
              Sr. Sub Notes
              9.375%, 2/15/07               Ba2           500        521,250
        (1)  Penn National
              Gaming, Inc.
              Sr. Sub. Notes
              11.125%, 3/1/08                B3           750        751,875
             Prime Hospitality Corp.
              Secured First Mortgage
              Notes
              9.25%, 1/15/06                Ba2           850        871,250

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
             Romacorp, Inc.
              Sr. Notes
              12.00%, 7/1/06                 B3      $    750   $    469,688
             Station Casinos, Inc.
              Sr. Sub. Notes
              9.75%, 4/15/07                 B1           900        927,000
                                                                ------------
             GROUP TOTAL                                          15,379,507
                                                                ------------
----------------------------------------------------------------------------
-----------------
RETAIL (3.4%)
        (3)  Advance Holdings Corp.
              Series B,
              Debentures
              0.00%, 4/15/09               Caa1         1,500        870,000
             Advance Stores Co.
              Gtd. Sr. Sub. Notes
              10.25%, 4/15/08                B3         1,000        935,000
        (1)  Buhrmann US, Inc.
              Gtd.
              12.25%, 11/1/09                B2           250        267,500
             Dairy Mart Convenience
              Stores, Inc.
              Sr. Sub. Notes
              10.25%, 3/15/04                B3           275        171,875
             Finlay Fine Jewelry
              Corp.
              Gtd. Sr. Notes
              8.375%, 5/1/08                Ba3           550        514,250
        (2)  Flooring America, Inc.
              Series B, Gtd.
              9.25%, 10/15/07                 C           518          7,766
             Kmart Corp.
              Debentures
              7.75%, 10/1/12               Baa3         1,175        962,576
             Levi Strauss & Co.
              Notes
              7.00%, 11/1/06                Ba3         1,000        875,000
        (3)  Mrs. Fields Holding Co.
              Sr. Discount Notes
              0.00%, 12/1/05               Caa2         1,750        813,750
        (1)  Mrs. Fields Original
              Cookies, Inc.
              Series B, Gtd.
              10.125%, 12/1/04               B2         1,000        855,000
             Pantry, Inc.
              Sr. Sub. Notes
              10.25%, 10/15/07               B3           550        543,125
                                                                ------------
             GROUP TOTAL                                           6,815,842
                                                                ------------
----------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (14.5%)
        (3)  Alamosa PCS
              Holdings, Inc.
              Gtd.
              0.00%, 2/15/10               Caa1           600        309,000
        (1)  Asia Global Crossings,
              Ltd.
              Sr. Notes
              13.375%, 10/15/10              B2         1,000        992,500
        (3)  COLT Telecom Group, plc
              Yankee Units
              0.00%, 12/15/06                B1           400        704,000
        (3)  Call-Net
              Enterprises, Inc.
              Sr. Discount Notes
              0.00%, 5/15/09                 B2           500         80,000

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
        (1)  Colo.Com
              Sr. Notes
              13.875%, 3/15/10              N/R      $    400   $     70,000
             Concentric Network Corp.
              Sr. Notes
              12.75%, 12/15/07              N/R           750        528,750
        (3)  DTI Holdings, Inc.
              Units
              0.00%, 3/1/08                 N/R           925        370,000
             Dobson/Sygnet
              Communications, Co.
              Sr. Notes
              12.25%, 12/15/08               B3           800        830,000
        (3)  Dolphin Telecom plc:
              Sr. Discount Notes
              0.00%, 6/1/08                 Caa           750         86,250
              Series B, Yankee
              Sr. Discount Notes
              14.00%, 5/15/09               Caa           700         52,500
        (3)  e. spire
              Communications, Inc.
              Sr. Discount Notes
              0.00%, 11/1/05                N/R         2,700        553,500
             Exodus
              Communications, Inc.
              Sr. Notes
              11.25%, 7/1/08                 B3           550        442,750
        (3)  Focal Communications
              Corp.
              Sr. Discount Notes
              0.00%, 2/15/08                 B3         1,400        679,000
        (3)  GST USA, Inc.
              Gtd. Sr. Discount Notes
              0.00%, 12/15/05               N/R         1,800        675,000
             GT Group Telecom, Inc.
              Sr. Discount Notes
              13.25%, 2/1/10               Caa1           500        192,500
             Global Crossing
              Holdings, Ltd.
              Gtd. Sr. Notes
              9.625%, 5/15/08               Ba2           600        568,500
             Globalstar,
              L.P./Globalstar
              Capital Corp.:
              Sr. Notes
              10.75%, 11/1/04              Caa1           900         67,500
              11.50%, 6/1/05               Caa1           500         37,500
        (3)  Golden Sky DBS, Inc.
              Series B,
              Sr. Discount Notes
              0.00%, 3/1/07                Caa1           250        166,250
        (3)  Hyperion
              Telecommunications,
              Inc.
              Series B,
              Sr. Discount Notes
              0.00%, 4/15/03                 B3           450        402,750
             ICG Holdings, Inc.:
              Gtd. Sr. Discount Notes
              13.50%, 9/15/05                Ca           650         42,250
        (3)   0.00%, 5/1/06                  Ca           600         39,000
        (3)   0.00%, 3/15/07                 Ca         1,750        148,750
        (3)  ICG Services, Inc.:
              Gtd. Sr. Discount Notes
              0.00%, 2/15/08                 Ca           500         30,000
              0.00%, 5/1/08                  Ca         1,350         81,000

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
             ITC Delta Com, Inc.
              Sr. Notes
              11.00%, 6/1/07                 B2      $    259   $    221,445
             Insight Midwest/Insight
              Capital:
              Sr. Notes
              9.75%, 10/1/09                 B1           650        679,250
              10.50%, 11/1/10                B1           500        537,500
        (1)  Interact Operating Co.
              Notes
              14.00%, 8/1/03                N/R           582             58
             Intermedia
              Communications, Inc.
              Sr. Notes
              8.875%, 11/1/07                B2           200        197,000
             KMC Telecom
              Holdings, Inc.
              Sr. Notes
              13.50%, 5/15/09              Caa2           500        125,000
             Level 3
              Communications, Inc.:
              Sr. Notes
              9.125%, 5/1/08                 B3         1,050        750,750
        (3)   Sr. Discount Notes
              0.00%, 12/1/08                 B3         1,000        485,000
             McLeod USA, Inc.:
        (3)   Sr. Discount Notes
              0.00%, 3/1/07                  B1           800        658,000
              Sr. Notes
              9.25%, 7/15/07                 B1           400        360,000
              9.50%, 11/1/08                 B1         1,000        902,500
             Metromedia Fiber
              Network, Inc.
              Series B, Sr. Notes
              10.00%, 11/15/08               B2           500        417,500
             Metromedia International
              Group, Inc.
              Series B, Sr. Discount
              Notes
              10.50%, 9/30/07               N/R         2,635      1,185,567
        (3)  MetroNet Communications
              Corp.:
              Sr. Discount Notes
              0.00%, 11/1/07               Baa3           600        539,417
              0.00%, 6/15/08               Baa3         1,000        832,397
             Microcell
              Telecommunications, Inc.
              Series B, Yankee
              Sr. Discount Notes
              14.00%, 6/1/06                 B3           470        474,700
        (3)  Millicom International
              Cellular
              Yankee Sr. Sub.
              Discount Notes
              0.00%, 6/1/06                Caa1           850        760,750
             NEXTLINK Communications,
              Inc.:
        (3)   Sr. Discount Notes
              0.00%, 4/15/08                 B2         1,000        405,000
              Sr. Notes
              12.50%, 4/15/06                B2           350        255,500
              10.75%, 11/15/08               B2           500        297,500

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
        (8)  Next Generation
              Network, Inc.
              Series C, Secured
              14.00%, 2/1/03                N/R      $    125   $     57,500
        (3)  Nextel Communications,
              Inc.
              Sr. Discount Notes
              0.00%, 2/15/08                 B1         1,080        737,100
        (3)  Nextel Partners, Inc.
              Sr. Discount Notes
              0.00%, 2/1/09                  B3         1,050        653,625
             Orbital Imaging Corp.
              Series B, Sr. Notes
              11.625%, 3/1/05               N/R           500         62,500
             Orion Network
              Systems, Inc.
              Gtd. Sr. Notes
              11.25%, 1/15/07                B2           600        222,000
             PSINet, Inc.
              Sr. Notes
              11.50%, 11/1/08                B3         1,050         94,500
             Pac-West Telecomm, Inc.
              Sr. Notes
              13.50%, 2/1/09                 B3           250        213,750
             Pagemart
              Nationwide, Inc.
              Sr. Discount Notes
              15.00%, 2/1/05                 B3         1,750        446,250
        (1)  Pegasus Communications
              Corp.
              Series B, Sr. Notes
              12.50%, 8/1/07                 B3           750        765,000
        (3)  RCN Corp.:
              Series B, Sr. Discount
              Notes
              0.00%, 2/15/08                 B3           900        202,500
              Sr. Notes
              10.00%, 10/15/07               B3           500        207,500
             RSL Communications plc:
              Yankee Gtd. Sr. Notes
              10.50%, 11/15/08             Caa3           250          5,313
              7.875, 11/15/09              Caa3         1,100         23,375
             Rhythms
              Netconnections, Inc.:
              Sr. Notes
              12.75%, 4/15/09                B3           250         32,500
        (3)   Series B, Sr. Discount
              Notes
              0.00%, 5/15/08               Caa1         1,500         45,000
             Rogers Cablesystems,
              Ltd.
              Series B,
              Yankee Sr. Secured 2nd
              Priority Notes
              10.00%, 3/15/05              Baa3           250        271,875
             Rogers Cantel, Inc.
              Yankee Sr. Secured
              Debentures
              9.375%, 6/1/08               Baa3           350        364,875
             Sprint Spectrum L.P./
              Sprint Spectrum Finance
              Corp.
              Sr. Notes
              11.00%, 8/15/06              Baa2         1,000      1,064,925

----------------------------------------------------------------------------
                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
             Star Choice
              Communications,
              Inc.
              Yankee Sr. Notes
              13.00%, 12/15/05               B3      $    500   $    545,000
             Startec Global
              Communications
              Corp.
              Units
              12.00%, 5/15/08               N/R           750        342,188
             Telesystem International
              Wireless
              Series B,
              Sr. Discount Notes
              13.25%, 6/30/07              Caa1           500         86,875
             Teligent, Inc.
              Sr. Notes
              11.50%, 12/1/07              Caa1           650         22,750
   (1) (3)   Tritel PCS, Inc.
              Sr. Discount Notes
              0.00%, 5/15/09                 B3           500        332,500
        (3)  Triton PCS, Inc.
              Gtd.
              0.00%, 5/1/08                  B3           800        622,000
        (3)  US Unwired, Inc.
              Series B, Gtd.
              0.00%, 11/1/09               Caa1           700        357,000
             Viatel, Inc.:
              Sr. Notes
              11.25%, 4/15/08              Caa1           850        140,250
        (1)   11.50%, 3/15/09                B3         1,000        165,000
             VoiceStream Wireless
              Sr. Notes
              10.375%, 11/15/09              B2           700        770,000
             Western Wireless Corp.
              Sr. Sub. Notes
              10.50%, 2/1/07                 B1           350        361,375
             Williams Communications
              Group, Inc.:
              Sr. Notes
              10.70%, 10/1/07                B2           400        312,000
              10.875%, 10/1/09               B2           500        367,500
             Winstar Communications,
              Inc.
              Sr. Notes
              12.75%, 4/15/10                B3           750        198,750
        (1)  Worldwide Fiber, Inc.
              Sr. Notes
              12.00%, 8/1/09                 B3           800        300,000
                                                                ------------
             GROUP TOTAL                                          28,627,360
                                                                ------------
----------------------------------------------------------------------------
-----------------
TEXTILES/APPAREL (2.0%)
             Galey & Lord, Inc.
              Gtd.
              9.125%, 3/1/08                 Ca           750        483,750
             Phillips-Van Heusen
              Corp.
              Sr. Sub. Notes
              9.50%, 5/1/08                  B1           800        812,000
        (2)  Pillowtex Corp.
              Gtd. Sr. Sub. Notes
              10.00%, 11/15/06               B2           500         22,500

                                                       Face
                                         Moody's      Amount
                                         Ratings      (000)        Value
----------------------------------------------------------------------------
             Simmons Co.
              Series B, Sr. Sub.
              Notes
              10.25%, 3/15/09                B3      $    750   $    750,000
             Tropical Sportswear
              International Corp.
              Series A, Gtd.
              11.00%, 6/15/08                B3           750        716,250
             Westpoint Stevens, Inc.
              Sr. Notes
              7.875%, 6/15/05                B1           750        622,500
             William Carter Co.
              Series A,
              Sr. Sub. Notes
              10.375%, 12/1/06               B3           500        515,000
                                                                ------------
             GROUP TOTAL                                           3,922,000
                                                                ------------
----------------------------------------------------------------------------
-----------------
TRANSPORTATION (0.8%)
             ABC-NACO, Inc.
              Sr. Sub. Notes
              10.50%, 1/15/04               N/R           460        266,800
             AirTran Airlines, Inc.
              Yankee Sr. Notes
              10.50%, 4/15/01                B2           395        396,481
             First Wave Marine, Inc.
              Gtd. Sr. Notes
              11.00%, 2/1/08                 B3         1,000         87,500
   (2) (6)   Golden Ocean Group, Ltd.
              Gtd. Sr. Notes
              10.00%, 8/31/01               N/R         1,148        246,084
        (2)  Pegasus Shipping
              (Hellas),
              Ltd.
              Series A, First
              Preferred
              Ship Mortgage Notes
              11.875%, 11/15/04              B3           300        121,500
             Sea Containers, Ltd.
              Yankee Sr. Notes
              10.75%, 10/15/06              Ba3           500        387,500
                                                                ------------
             GROUP TOTAL                                           1,505,865
                                                                ------------
----------------------------------------------------------------------------
-----------------
WASTE MANAGEMENT (0.2%)
             Allied Waste
              North America, Inc.
              Series B, Gtd.
              7.875%, 1/1/09                Ba3           500        486,250
                                                                ------------
----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $213,032,441)                                            150,624,951
                                                                ------------
----------------------------------------------------------------------------
GOVERNMENT SECURITIES (0.1%)
----------------------------------------------------------------------------
-----------------
UNITED STATES TREASURY NOTES (0.1%)
              7.25%, 5/15/04
  (Cost $234,072)                           Aaa           230        248,572
                                                                ------------
----------------------------------------------------------------------------

                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
-----------------
COMMON STOCKS (1.2%)
--------------------------------------------------------------------------
-----------------
AUTOMOTIVE (0.1%)
      (4)  Safety Components
            International, Inc.                      26,759   $    107,036
                                                              ------------
--------------------------------------------------------------------------
-----------------
CABLE (0.0%)
 (1) (4)   OpTel, Inc.                                1,000             10
                                                              ------------
--------------------------------------------------------------------------
-----------------
CONSUMER PRODUCTS & SERVICES (0.0%)
      (4)  Crown Packaging Enterprises, Ltd.        253,746          2,537
                                                              ------------
--------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
 (4) (6)   Westfed Holdings, Inc. Class B
            (acquired 9/20/88, cost $383)            12,670              0
                                                              ------------
--------------------------------------------------------------------------
-----------------
FOOD & BEVERAGES (0.1%)
           Aurora Foods, Inc.                        15,940        109,986
      (4)  Specialty Foods Corp.                     30,000            300
                                                              ------------
           GROUP TOTAL                                             110,286
                                                              ------------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
      (4)  Sheffield Steel Corp.                      6,250             63
                                                              ------------
--------------------------------------------------------------------------
-----------------
PAPER & FOREST PRODUCTS (0.1%)
 (1) (4)   Mail-Well, Inc.                           21,306        103,760
                                                              ------------
--------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
 (1) (4)   Motels of America, Inc.                      500          2,000
                                                              ------------
--------------------------------------------------------------------------
-----------------
RETAIL (0.4%)
      (4)  Pathmark Stores, Inc.                     51,181        880,313
           Safelite Glass Corp. Class B               9,677            484
           Safelite Realty Corp.                        653              7
                                                              ------------
           GROUP TOTAL                                             880,804
                                                              ------------
--------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (0.5%)
      (4)  CompleTel Europe N.V.                     32,500         89,375
      (4)  Intermedia Communications, Inc.           10,824        188,067
      (4)  Loral Space & Communications, Co.            302            661
 (1) (4)   Spanish Broadcasting System, Inc.
            Class B                                 107,100        696,150
      (4)  UnitedGlobalCom, Inc. Class A              2,058         27,011
                                                              ------------
           GROUP TOTAL                                           1,001,264
                                                              ------------
--------------------------------------------------------------------------
--------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost $1,279,439)                                              2,207,760
                                                              ------------
--------------------------------------------------------------------------
-----------------
PREFERRED STOCKS (2.6%)
--------------------------------------------------------------------------
-----------------
BROADCASTING (0.3%)
           Benedek Communications Corp.
            11.50% Sr. Exchangeable                     150         40,125
 (4) (8)   Source Media, Inc.
            13.50% Units                             84,675        465,713
                                                              ------------
           GROUP TOTAL                                             505,838
                                                              ------------
--------------------------------------------------------------------------
-----------------

                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
CABLE (0.5%)
           Adelphia Communications Corp.
            13% Cum. Exchangeable, Series B           5,000   $    501,250
      (4)  DIVA Systems Corp. Series D               56,913         85,370
      (8)  NTL, Inc.
            13% Exchangeable, Series B                    1            413
      (8)  Pegasus Satellite
            Series AI 12.75%                              1        359,660
                                                              ------------
           GROUP TOTAL                                             946,693
                                                              ------------
--------------------------------------------------------------------------
-----------------
FINANCIAL SERVICES (0.0%)
 (5) (6)   Westfed Holdings, Inc.
            Class A (aquired 9/20/88-6/18/93,
            cost $3,611,992)                         42,759         42,759
                                                              ------------
--------------------------------------------------------------------------
-----------------
METALS & MINING (0.0%)
(1) (4) (8)  International Utility
             Structures, Inc.:
             13% Units                                  150         60,375
             14% Units                                   50          2,500
                                                              ------------
           GROUP TOTAL                                              62,875
                                                              ------------
--------------------------------------------------------------------------
-----------------
PUBLISHING & INFORMATION SERVICES (0.3%)
           Earthwatch, Inc.
            8.50% Convertible Preferred              49,829         12,457
      (4)  Interact Electronic Marketing
            14% Conv. Preferred                         950         57,000
           Primedia, Inc.
            10% Cum. Exchangeable, Series D           5,000        458,750
                                                              ------------
           GROUP TOTAL                                             528,207
                                                              ------------
--------------------------------------------------------------------------
-----------------
RESTAURANTS, HOTELS & GAMING (0.0%)
      (8)  AmeriKing, Inc.
            13% Cum. Exchangeable                    25,001         31,251
                                                              ------------
--------------------------------------------------------------------------
-----------------
TELECOMMUNICATIONS (1.5%)
      (8)  e. spire Communications, Inc.
            12.75%                                      370            962
           Intermedia Communications, Inc.:
            13.50% Exchangeable, Series B               409        400,820
      (8)   7.00% Jr. Convertible, Series E          44,000        907,500
           Nextel Communications, Inc.
            13% Exchangeable, Series D                1,242      1,046,385
      (8)  Rural Cellular Corp.
            11.375% Sr. Exchangeable                    335        258,788
      (8)  XO Communications, Inc.
            14%                                      16,469        382,904
                                                              ------------
           GROUP TOTAL                                           2,997,359
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL PREFERRED STOCKS
  (Cost $11,692,789)                                             5,114,982
                                                              ------------
--------------------------------------------------------------------------
-----------------
RIGHTS (0.0%)
           Terex Corp.
            expiring 5/15/02
  (Cost $0)                                           6,000         84,000
                                                              ------------
--------------------------------------------------------------------------
-----------------
WARRANTS (0.3%)
      (4)  Ampex Corp.
            expiring 3/15/03                         25,500            255
                                                   Shares/
                                                    Units        Value
--------------------------------------------------------------------------
   (4)(6)  Arcadia Financial Ltd.
            expiring 3/15/07                            475   $          0
   (1)(4)  Australis Holdings Pty. Ltd.
            expiring 10/30/01                         2,250             23
   (1)(4)  Colo.Com
            expiring 3/15/10                            400             40
      (4)  Crown Packaging Holdings, Ltd.
            expiring 11/1/03                          2,000             20
   (1)(4)  DIVA Systems Corp.:
            expiring 5/15/06                          1,925        375,375
            expiring 3/1/08                           9,225         27,675
      (4)  Dairy Mart Convenience Stores, Inc.
            expiring 12/1/01                         11,665          4,083
      (4)  Dayton Superior Corp.
            expiring 6/15/09                          1,000         20,000
      (4)  Decrane Aircraft Holdings
            expiring 9/30/08                            800            800
      (4)  GT Group Telecom, Inc.
            expiring 2/1/10                             500         18,500
      (4)  HF Holdings, Inc.
            expiring 9/27/09                          9,752             98
      (4)  Interact Electronic Marketing
            expiring 12/31/09                           950             10
   (1)(4)  Interact Systems, Inc.
            expiring 8/1/03                             750              0
      (4)  Isle of Capri Casinos, Inc.
            expiring 5/3/01                           2,646             53
   (1)(4)  Key Energy Services, Inc.
            expiring 1/15/09                          1,250         75,000
      (4)  McCaw International, Ltd.
            expiring 4/15/07                          1,000         10,000
   (1)(4)  Mentus Media Corp.
            expiring 2/1/08                           3,757             38
   (1)(4)  Mrs. Fields Holding Co.
            expiring 12/1/05                          1,750         17,500
   (4)(6)  PLD Telekom, Inc.
            expiring 6/1/06                           1,610         16,100
      (4)  Pegasus Communications Corp.
            expiring 1/1/07                             250         17,313
      (4)  Pliant Corp.
            expiring 6/1/10                             700          5,688
      (4)  Safelite Glass Corp.:
            Class A
            expiring 9/29/06                         23,717            237
            Class B
            expiring 9/29/07                         15,811            158
      (4)  Source Media, Inc.
            expiring 11/1/07                         30,731          9,604
   (1)(4)  Star Choice Communications, Inc.
            expiring 12/5/05                         11,580         82,607
      (4)  Startec Global Communications Corp.
            expiring 5/15/08                            750            488
      (4)  USN Communications, Inc.
            expiring 8/15/04                          7,600              8
      (4)  Wright Medical Technology
            expiring 6/30/03                            618              0
--------------------------------------------------------------------------
-----------------
TOTAL WARRANTS
  (Cost $1,660,113)                                                681,673
                                                              ------------
--------------------------------------------------------------------------
-----------------
TOTAL DOMESTIC SECURITIES
  (Cost $227,898,854)                                          158,961,938
                                                              ------------
--------------------------------------------------------------------------

                                                     Face
                                       Moody's      Amount
                                       Ratings      (000)          Value
----------------------------------------------------------------------------
FOREIGN SECURITIES (15.1%)
----------------------------------------------------------------------------
-----------------
CORPORATE OBLIGATIONS (1.4%)
----------------------------------------------------------------------------
-----------------
ARGENTINA (0.2%)
      (3)  CTI Holdings S.A.
            Yankee Sr. Notes
            0.00%, 4/15/08                B1        USD  $ 70   $     26,075
           Hidroeletrica Piedra del
            Aguila S.A.
            Collateral Trust
            8.25%, 6/30/09               N/R        USD   729        431,858
                                                                ------------
           GROUP TOTAL                                               457,933
                                                                ------------
----------------------------------------------------------------------------
-----------------
NETHERLANDS (0.6%)
      (3)  CompleTel Europe N.V.
            Yankee Gtd.
            0.00%, 2/15/09              Caa1        USD   650        286,000
           Hermes Europe
            Railtel B.V.
            Yankee Sr. Notes
            11.50%, 8/15/07               B3       USD  1,000        305,000
           Netia Holdings B.V.
            Series B, Gtd.
            10.25%, 11/1/07               B2        USD    35         24,325
           United Pan-Europe
            Communications N.V.
            Sr. Notes
            10.875%, 8/1/09               B2        USD   850        573,750
                                                                ------------
           GROUP TOTAL                                             1,189,075
                                                                ------------
----------------------------------------------------------------------------
-----------------
POLAND (0.4%)
      (1)  PTC International
            Finance B.V.
            Yankee Gtd.
            10.75%, 7/1/07                B2        USD   350        284,375
           PTC International
            Finance II SA
            Gtd.
            11.25%, 12/1/09               B2        USD   500        517,500
                                                                ------------
           GROUP TOTAL                                               801,875
                                                                ------------
----------------------------------------------------------------------------
-----------------
SOUTH KOREA (0.2%)
      (1)  Cho Hung Bank Co., Ltd.
            Sub. Notes
            11.50%, 4/1/10               Ba3        USD   190        188,574
           Korea Exchange Bank
            Bonds
            13.75%, 6/30/10              Ba3        USD    95         95,803
                                                                ------------
           GROUP TOTAL                                               284,377
                                                                ------------
----------------------------------------------------------------------------
-----------------
TOTAL CORPORATE OBLIGATIONS
  (Cost $3,913,614)                                                2,733,260
                                                                ------------
----------------------------------------------------------------------------
-----------------
GOVERNMENT OBLIGATIONS (13.7%)
----------------------------------------------------------------------------
-----------------
ARGENTINA (4.5%)
           Bocon PRO1 Bonds
            2.67%, 4/1/07                 B1       ARP  1,788        995,219
           Republic of Argentina:
            Debentures
            7.625%, 3/31/05               B1        USD   587        494,526
                                                     Face
                                       Moody's      Amount
                                       Ratings      (000)          Value
----------------------------------------------------------------------------
           Foreign Government Gtd.
            6.00%, 3/31/23                B1       USD $3,100   $  2,038,250
            Global Bonds
            11.375%, 3/15/10              B1        USD   210        175,560
            12.375%, 2/21/12              B1       USD  4,200      3,654,000
      (3)   Series B, Gtd.
            0.00%, 4/15/01               Ba3        USD   125        124,453
      (3)   Gtd.
            0.00%, 10/15/04              Ba3        USD    95         60,563
            Series BGL5
            Unsubordinated
            11.75%, 4/7/09                B1        USD   350        299,688
            11.375%, 1/30/17              B1        USD   600        501,000
            9.75%, 9/19/27                B1        USD   585        432,900
                                                                ------------
           GROUP TOTAL                                             8,776,159
                                                                ------------
----------------------------------------------------------------------------
-----------------
BRAZIL (5.2%)
           Federal Republic of
            Brazil: Capitalization
            Bonds
            8.00%, 4/15/14                B1       USD  7,124      5,471,897
            Global Bonds
            10.125%, 5/15/27              B1        USD   485        370,783
            Unsubordinated
            11.00%, 8/17/40               B1       USD  5,610      4,361,775
                                                                ------------
           GROUP TOTAL                                            10,204,455
                                                                ------------
----------------------------------------------------------------------------
-----------------
BULGARIA (0.6%)
           Republic of Bulgaria:
            Series A, Collateralized
            3.00%, 7/28/12                B2       USD  1,200        910,500
            6.3125%, 7/28/24              B2        USD   450        338,355
                                                                ------------
           GROUP TOTAL                                             1,248,855
                                                                ------------
----------------------------------------------------------------------------
-----------------
PHILIPPINES (0.4%)
           Republic of Philippines:
            Series B, Gtd.
            7.50%, 6/1/08                Ba1        USD   112        101,250
            Notes
            10.625%, 3/16/25             Ba1        USD   865        756,875
                                                                ------------
           GROUP TOTAL                                               858,125
                                                                ------------
----------------------------------------------------------------------------
-----------------
POLAND (0.1%)
           Republic of Poland
            Series PDIB, Bonds
            6.00%, 10/27/14             Baa1        USD   100         97,520
                                                                ------------
----------------------------------------------------------------------------
-----------------
RUSSIA (2.6%)
           Ministry Finance of Russia
            Series VI, Debentures
            3.00%, 5/14/06               N/R       USD  1,150        602,066
           Russian Federation:
      (1)   Unsubordinated
            10.00%, 6/26/07               B3        USD   330        259,875
            8.25%, 3/31/10                B3        USD   780        526,500
            11.00%, 7/24/18               B3        USD   475        355,063
            12.75%, 6/24/28               B3        USD   330        289,163
            2.50%, 3/31/30                B3       USD  7,560      3,061,800
                                                                ------------
           GROUP TOTAL                                             5,094,467
                                                                ------------
----------------------------------------------------------------------------
-----------------

                                                     Face
                                       Moody's      Amount
                                       Ratings      (000)          Value
----------------------------------------------------------------------------
TURKEY (0.3%)
           Republic of Turkey:
            Global Bonds
            11.75%, 6/15/10               B1        USD  $115   $     90,563
            Sr. Unsub. Notes
            11.875%, 1/15/30              B1        USD   710        541,375
                                                                ------------
           GROUP TOTAL                                               631,938
                                                                ------------
----------------------------------------------------------------------------
-----------------
TOTAL GOVERNMENT OBLIGATIONS
  (Cost $28,061,165)                                              26,911,519
                                                                ------------
----------------------------------------------------------------------------
-----------------
TOTAL FOREIGN SECURITIES
  (Cost $31,974,779)                                              29,644,779
                                                                ------------
----------------------------------------------------------------------------
-----------------
TIME DEPOSITS (1.3%)
  (Cost $2,665,000)                                                2,665,000
                                                                ------------
----------------------------------------------------------------------------
-----------------
TOTAL INVESTMENTS (97.1%)
  (Cost $262,538,633)                                            191,271,717
                                                                ------------
----------------------------------------------------------------------------
-----------------


                                                                   Value
----------------------------------------------------------------------------
OTHER ASSETS IN EXCESS OF LIABILITIES (2.9%)
                                                                $  5,690,391
                                                                ------------
----------------------------------------------------------------------------
-----------------
NET ASSETS (100%)
           Applicable to 34,708,369 issued and outstanding
            $.001 par value shares (authorized 100,000,000
            shares)                                             $196,962,108
                                                                ============
============================================================================

N/R--Not Rated
STRIPS--Separate Trading of Registered Interest and Principal Securities.
(1)  144A Security. Certain conditions for public sale may exist.
(2)  Defaulted security.
(3) Step Bond--Coupon rate is low or zero for an initial period and then increases to a higher coupon rate thereafter. Maturity date disclosed is the ultimate maturity.
(4)  Non-income producing security.
(5) Restricted as to private and public resale. Total cost of restricted securities at March 31, 2001 aggregated $3,612,375. Total market value of restricted securities owned at March 31, 2001 was $42,759 or 0.02% of net assets.
(6) Securities for which market quotations are not readily available are valued at fair value as determined in good faith by the Board of Directors.
(7) Floating Rate--The interest rate changes on these instruments based upon a designated base rate. The rates shown are those in effect at March 31, 2001.
(8)  Payment in kind bond. Market value includes accrued interest.

PRIVACY POLICY NOTICE (AS OF MAY 4, 2001)

---------

We are committed to maintaining the privacy of every current and prospective customer. We recognize that you entrust important personal information to us, and we wish to assure you that we take seriously our responsibilities in protecting and safeguarding this information.

    In connection with making available investment products and services to current and potential customers, we may obtain nonpublic personal information about you. This information may include your name, address, e-mail address, social security number, account number, assets, income, financial situation, transaction history and other personal information.

    We may collect nonpublic information about you from the following sources:

    - Information we receive on applications, forms, questionnaires, web sites, agreements or in the course of establishing or maintaining a customer relationship; and

    - Information about your transactions with us, our affiliates, or others.

    We do not disclose any nonpublic personal information about our customers or former customers to anyone, except as permitted by law. In cases where we believe that additional products and services may be of interest to you, we may share the information described above with our affiliates. We may also disclose this information to firms that perform services on our behalf. These agents and service providers are required to treat the information confidentially and use it only for the purpose for which it is provided.

    We restrict access to nonpublic personal information about you to those employees, agents or other parties who need to know that information to provide products or services to you or in connection with your investments with or through us. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

    NOTE: THIS NOTICE IS PROVIDED TO CLIENTS AND PROSPECTIVE CLIENTS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM"), CSAM CAPITAL INC., AND CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., AND SHAREHOLDERS AND PROSPECTIVE SHAREHOLDERS IN CSAM SPONSORED AND ADVISED INVESTMENT COMPANIES, INCLUDING CREDIT SUISSE WARBURG PINCUS FUNDS, AND OTHER CONSUMERS AND CUSTOMERS, AS APPLICABLE. THIS NOTICE IS NOT INTENDED TO BE INCORPORATED IN ANY OFFERING MATERIALS BUT IS MERELY A STATEMENT OF OUR CURRENT PRIVACY POLICY, AND MAY BE AMENDED FROM TIME TO TIME UPON NOTICE TO YOU.

DESCRIPTION OF INVESTLINK-SM- PROGRAM

---------

The InvestLink-SM- Program is sponsored and administered by Fleet National Bank, not by Credit Suisse Asset Management Income Fund, Inc., (the "Fund"). Fleet National Bank will act as program administrator (the "Program Administrator") of the InvestLink-SM- Program (the "Program"). The purpose of the Program is to provide interested investors with a simple and convenient way to invest funds and reinvest dividends in shares of the Fund's common stock ("Shares") at prevailing prices, with reduced brokerage commissions and fees.
    An interested investor may join the Program at any time. Purchases of Shares with funds from a participant's cash payment or automatic account deduction will begin on the next day on which funds are invested. If a participant selects the dividend reinvestment option, automatic investment of dividends generally will begin with the next dividend payable after the Program Administrator receives his enrollment form. Once in the Program, a person will remain a participant until he terminates his participation or sells all Shares held in his Program account, or his account is terminated by the Program Administrator. A participant may change his investment options at any time by requesting a new enrollment form and returning it to the Program Administrator.
    A participant will be assessed certain charges in connection with his participation in the Program. First-time investors will be subject to an initial service charge which will be deducted from their initial cash deposit. All optional cash deposit investments will be subject to a service charge. Sales processed through the Program will have a service fee deducted from the net proceeds, after brokerage commissions. In addition to the transaction charges outlined above, participants will be assessed per share processing fees (which include brokerage commissions.) Participants will not be charged any fee for reinvesting dividends.
    The number of Shares to be purchased for a participant depends on the amount of his dividends, cash payments or bank account or payroll deductions, less applicable fees and commissions, and the purchase price of the Shares. The Program Administrator uses dividends and funds of participants to purchase Shares of the Fund's common stock in the open market. Such purchases will be made by participating brokers as agent for the participants using normal cash settlement practices. All Shares purchased through the Program will be allocated to participants as of the settlement date, which is usually three business days from the purchase date. In all cases, transaction processing will occur within 30 days of the receipt of funds, except where temporary curtailment or suspension of purchases is necessary to comply with applicable provisions of the Federal Securities laws or when unusual market conditions make prudent investment impracticable. In the event the Program Administrator is unable to purchase Shares within 30 days of the receipt of funds, such funds will be returned to the participants.
    The average price of all Shares purchased by the Program Administrator with all funds received during the time period from two business days preceding any investment date up to the second business day preceding the next investment date shall be the price per share allocable to a participant in connection with the Shares purchased for his account with his funds or dividends received by the Program Administrator during such time period. The average price of all Shares sold by the Program Administrator pursuant to sell orders received during such time period shall be the price per share allocable to a participant in connection with the Shares sold for his account pursuant to his sell orders received by the Program Administrator during such time period.
    Fleet National Bank, as Program Administrator administers the Program for participants, keeps records, sends statements of account to participants and performs other duties relating to the Program. Each participant in the Program will receive a statement of his account following each purchase of Shares. The statements will also show the amount of dividends credited to such participant's account (if applicable), as well as fees paid by the participant. In addition, each participant will receive copies of the Fund's annual and semi-annual reports to shareholders, proxy statements and, if applicable, dividend income information for tax reporting purposes.
    If the Fund is paying dividends on the Shares, a participant will receive dividends through the Program for all Shares held on the dividend record date on the basis of full and fractional Shares held in his account, and for all other Shares of the Fund registered in his name. The Program Administrator will send checks to the participants for the amounts of their dividends that are not to be automatically reinvested at no cost to the participants.
    Shares of the Fund purchased under the Program will be registered in the name of the accounts of the respective participants. Unless requested, the Fund will not issue to participants certificates for Shares of the Fund purchased under the Program. The Program Administrator will hold the Shares in book-entry form until a Program participant chooses to withdraw his Shares or terminate his participation in the Program. The number of Shares purchased for a participant's account under the Program will be shown on his statement of account. This feature protects against loss, theft or destruction of stock certificates.
    A participant may withdraw all or a portion of the Shares from his Program account by notifying the Program Administrator. After receipt of a participant's request, the Program Administrator will issue to such participant certificates for the whole Shares of the Fund so withdrawn or, if requested by the participant, sell the Shares for him and send him the proceeds, less applicable brokerage commissions, fees, and transfer taxes, if any. If a participant withdraws all full and fractional Shares in his Program account, his participation in the Program will be terminated by the Program Administrator. In no case will certificates for fractional Shares be issued. The Program Administrator will convert any fractional Shares held by a participant at the time of his withdrawal to cash.
    Participation in any rights offering, dividend distribution or stock split will be based upon both the Shares of the Fund registered in participants' names and the Shares (including fractional Shares) credited to participants' Program accounts.

Any stock dividend or Shares resulting from stock splits with respect to Shares of the Fund, both full and fractional, which participants hold in their Program accounts and with respect to all Shares registered in their names will be automatically credited to their accounts.
    All Shares of the Fund (including any fractional share) credited to his account under the Program will be voted as the participant directs. The participants will be sent the proxy materials for the annual meetings of shareholders. When a participant returns an executed proxy, all of such shares will be voted as indicated. A participant may also elect to vote his Shares in person at the Shareholders' meeting.
    A participant will receive tax information annually for his personal records and to help him prepare his U.S. federal income tax return. The automatic reinvestment of dividends does not relieve him of any income tax which may be payable on dividends. For further information as to tax consequences of participation in the Program, participants should consult with their own tax advisors.
    The Program Administrator in administering the Program will not be liable for any act done in good faith or for any good faith omission to act. However, the Program Administrator will be liable for loss or damage due to error caused by its negligence, bad faith or willful misconduct. Shares held in custody by the Program Administrator are not subject to protection under the Securities Investors Protection Act of 1970.
    The participant should recognize that neither the Fund nor the Program Administrator can provide any assurance of a profit or protection against loss on any Shares purchased under the program. A participant's investment in Shares held in his Program account is no different than his investment in directly held Shares in this regard. The participant bears the risk of loss and the benefits of gain from market price changes with respect to all his Shares. Neither the Fund nor the Program Administrator can guarantee that Shares purchased under the Program will, at any particular time, be worth more or less than their purchase price. Each participant must make an independent investment decision based on his own judgement and research.
    While the Program Administrator hopes to continue the Program indefinitely, the Program Administrator reserves the right to suspend or terminate the Program at any time. It also reserves the right to make modifications to the Program. Participants will be notified of any such suspension, termination or modification in accordance with the terms and conditions of the Program. The Program Administrator also reserves the right to terminate any participant's participation in the Program at any time. Any question of interpretation arising under the Program will be determined in good faith by the Program Administrator and any such good faith determination will be final.
    Any interested investor may participate in the Program. To participate in the Program, an investor who is not already a registered owner of the Shares must make an initial investment of at least $250.00. All other cash payments or bank account deductions must be at least $100.00, up to a maximum of $100,000.00 annually. An interested investor may join the Program by reading the Program description, completing and signing the enrollment form and returning it to the Program Administrator. The enrollment form and information relating to the Program (including terms and conditions) may be obtained by calling the Program Administrator at one of the following telephone numbers: First Time Investors--
(888) 697-8026. Current Shareholders--(800) 730-6001. All correspondence regarding the Program should be directed to: Fleet National Bank, InvestLink Program, P.O. 43010, Providence, RI 02940-3010.

        4946-QR-01